Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Leases [Abstract]
Remaining term under operating leases, excluding renewals	11 years
Rent expense under operating leases	$ 10,467	$ 7,448	$ 5,567